AMG Renaissance Large Cap Growth Fund
AMG Renaissance Large Cap Growth Fund
INVESTMENT OBJECTIVE
The AMG Renaissance Large Cap Growth Fund's (the “Fund”) investment objective is to provide investors with long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AMG Renaissance Large Cap Growth Fund		Investor Class	Service Class	Institutional Class
Management Fee		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		1.21%	1.07%	0.96%
Total Annual Fund Operating Expenses		2.01%	1.62%	1.51%
Fee Waiver and Expense Reimbursements	[1]	(0.85%)	(0.85%)	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	[1]	1.16%	0.77%	0.66%
[1]	AMG Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2016, to waive management fees and/or reimburse the Fund's expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.66% of the Fund's average daily net assets, subject to later reimbursement by the Fund in certain circumstances. In general, for a period of up to 36 months from the time of any waiver, reimbursement, or payment pursuant to the Fund's contractual expense limitation, the Investment Manager may recover from the Fund fees waived and expenses paid to the extent that such repayment would not cause the Fund's Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds Board of Trustees or in the event of the Fund's liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2016. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example AMG Renaissance Large Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	118	548	1,004	2,269
Service Class	79	428	801	1,850
Institutional Class	67	394	743	1,729

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large-capitalization companies. The Renaissance Group LLC (“Renaissance” or the “Subadvisor”), the subadvisor to the Fund, considers the term “large-capitalization” companies to generally refer to companies that, at the time of purchase, have a minimum market capitalization of approximately $3 billion.

The Fund invests primarily in common stocks of U.S. large-capitalization companies. The Fund normally holds 50-60 common stocks, but this number may fluctuate depending on market conditions. Renaissance uses a quantitative and qualitative investment process to create and manage a diversified growth-oriented equity portfolio. Typically, Renaissance seeks to invest in high-quality growth companies that are experiencing positive changes in earnings expectations and whose securities appear to trade at reasonable valuations.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are some of the risks of investing in the Fund. The risks are described in alphabetical order and not in the order of importance or potential exposure.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Large-Capitalization Stock Risk—the stocks of large-capitalization companies are generally more mature and may not be able to reach the same levels of growth as the stocks of small- or mid-capitalization companies.

Management Risk—because the Fund is an actively-managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadvisor’s investment techniques and risk analysis will produce the desired result.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political, or market conditions or in response to events that affect particular industries or companies.

Mid-Capitalization Stock Risk—the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in each of the information technology and consumer discretionary sectors currently, and may in the future, comprise a significant portion of the Fund’s portfolio. The information technology industries may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The consumer discretionary industries may be affected by the performance of the overall economy, consumer confidence and spending, changes in demographics and consumer tastes, interest rates, and competitive pressures.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.
Calendar Year Total Returns as of 12/31/14 (Service Class)

Best Quarter: 16.25% (1st Quarter 2012) Worst Quarter: -19.47% (3rd Quarter 2011)
Average Annual Total Returns as of 12/31/14
Average Annual Total Returns AMG Renaissance Large Cap Growth Fund	1 Year	5 Years	Since Inception		Inception Date
Investor Class	19.49%	15.72%	17.14%	[1]	Jun. 03, 2009
Service Class	20.08%	16.09%	17.50%	[1]	Jun. 03, 2009
Service Class Return After Taxes on Distributions	14.10%	12.34%	14.00%	[1]	Jun. 03, 2009
Service Class Return After Taxes on Distributions and Sale of Fund Shares	15.17%	12.32%	13.63%	[1]	Jun. 03, 2009
Institutional Class	20.15%	16.28%	17.69%	[1]	Jun. 03, 2009
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	18.18%	[1]	Jun. 03, 2009
[1]	Performance shown reflects the performance since the inception date of the Fund on June 3, 2009.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Service Class shares only, and after-tax returns for Investor Class and Institutional Class shares will vary. The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.